INCOME TAXES (Schedule Of Current And Deferred Component Of Income Tax Expenses (Benefits) Which Were Substantially Attributable To The Companys PRC Subsidiaries And VIE And VIEs Subsidiaries) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and deferred component of income tax expenses (benefits)
Total income tax expense (benefit)	$ 6,517	$ (3,980)	$ 1,384
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expense	1,620	1,019	7
Deferred income tax expense (benefit)	4,897	(4,999)	1,377
Total income tax expense (benefit)	$ 6,517	$ (3,980)	$ 1,384